Development costs (recovery)	12 Months Ended
Oct. 31, 2018
Statements Line Items
Development costs (recovery) [Text Block]

8.        Development costs (recovery)

The Company incurs development costs, and recovers from its development partners, a portion of the costs it has incurred in accordance with meeting milestones as stipulated in development contracts. The remaining balances outstanding from its development partners is recorded as development costs receivable on the statement of financial position.

	2018	2017	2016
Statements of financial position
Opening balance of capitalized development costs	$-	$-	$3,070,299
Development costs incurred and capitalized	-	-	1,211,720
Development costs recovered and capitalized	-	-	(643,901)
Write-down of capitalized development costs	-	-	(3,638,118)
Closing balance of capitalized development costs	$-	$-	$-

Statements of operations and comprehensive loss
Development costs incurred and expensed	$608,914	$518,008	$-
Development costs recovered and netted from expense	(738,983)	(371,000)	(2,505)
Write-down of capitalized development costs	-	-	3,638,118
Development costs (recovery)	$(130,069)	$147,008	$3,635,613

The Company wrote-off the capitalized cost of $3,638,118 in the third quarter of the year ended October 31, 2016. The Company anticipates that it may realize commercial economic benefits from the exploitation of these development projects in the future. However, given the uncertainty of realization of these costs, the Company wrote-off the capitalized costs.